Remuneration, etc. - Conflicts of interest and other (Details)	12 Months Ended
Dec. 31, 2018 individual Vote shares
Members of the board of directors and persons related to them
Conflict of interest and other information
Number of key personnel with conflicts of interest | individual	0
Other directors
Conflict of interest and other information
Number of abstentions | Vote	60
Number of abstentions, appointments | Vote	26
Number of abstentions, remuneration or extension of loans | Vote	30
Number of abstentions, financing transactions | Vote	1
Number of abstentions, status verification | Vote	3
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Bankinter, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	5,000,000
Mr. Bruce Carnegie-Brown | Moneysupermarket.com Group plc | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	30,000
Mr. Bruce Carnegie-Brown | Lloyd's Of London Ltd | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	0
Mr. Rodrigo Echenique Gordillo | Mitsubishi UFJ Financial Group | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	17,500
Mr. Guillermo de la Dehesa Romero | The Goldman Sachs Group, Inc. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	19,546
Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member] | Bankinter, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	6,929,853
Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member] | JB Capital Markets Sociedad de Valores, S.A. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	2,077,198
Mrs. Esther Gimenez-Salinas i Colomer | Gawa Capital Partners, S.L. | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	0
Mr. Ramiro Mato Garca Ansorena | BNP Paribas | Members of the board of directors and persons related to them
Conflict of interest and other information
Number of shares	13,806